Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 2,206,411	$ 1,533,972	$ 1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	(1,864,082)	(2,262,473)	(1,466,819)
Dispositions of property and equipment	718	3,944	8,032
Proceeds from partial disposition of investment in unconsolidated affiliate	0	15,000	0
Proceeds from sale of business units and investment in unconsolidated affiliate	0	0	92,207
Acquisition, net of cash acquired	0	(559,443)	0
Investments in and advances to unconsolidated affiliates	(16,727)	(3,633)	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	301,211	542,097	201,612
Investments in cash deposits - original maturities longer than 90 days	0	0	(200,205)
Proceeds from cash deposits - original maturities longer than 90 days	0	0	770,205
Intercompany accounts	0	0	0
Other	(1,712)	(11,696)	(4,028)
Net cash provided by (used in) investing activities	(1,580,592)	(2,276,204)	(795,058)
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	15,001	491,032	977,275
Borrowings under bank credit facilities – maturities longer than 90 days	0	1,845,375	5,118,750
Repayments under bank credit facilities – maturities longer than 90 days	0	(1,845,375)	(5,118,750)
Issuance of long-term debt	350,000	2,050,000	0
Retirement of senior notes	(502,669)	(2,258,053)	(875,504)
Repayment of Borgata credit facility	0	(583,598)	0
Debt issuance costs	(9,977)	(139,584)	(46,170)
Issuance of MGM Growth Properties Class A shares in public offering	404,685	1,207,500	0
MGM Growth Properties Class A share issuance costs	(17,137)	(75,032)	0
Dividends paid to common shareholders	(252,014)	0	0
Acquisition of MGM China shares		(100,000)
MGP dividends paid to consolidated subsidiaries	0	0	0
Distributions to noncontrolling interest owners	(170,402)	(103,367)	(307,227)
Intercompany accounts	0	0	0
Purchases of common stock	(327,500)	0	0
Proceeds from issuance of redeemable noncontrolling interests	0	47,325	6,250
Other	(58,765)	(16,801)	(12,503)
Net cash provided by (used in) financing activities	(568,778)	519,422	(257,879)
Effect of exchange rate on cash	(3,627)	(921)	793
Cash and cash equivalents
Net increase (decrease) for the period	53,414	(223,731)	(47,065)
Change in cash related to assets held for sale	0	0	3,662
Balance, beginning of period	1,446,581	1,670,312	1,713,715
Balance, end of period	1,499,995	1,446,581	1,670,312
National Harbor [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	0
Borgata [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		(559,443)
Reportable Legal Entities [Member] | Parent [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	(584,252)	(603,136)	(776,996)
Cash flows from investing activities
Capital expenditures, net of construction payable	0	0	0
Dispositions of property and equipment	0	0	0
Proceeds from partial disposition of investment in unconsolidated affiliate		0
Proceeds from sale of business units and investment in unconsolidated affiliate			0
Investments in and advances to unconsolidated affiliates	0	0	(141,390)
Distributions from unconsolidated affiliates in excess of cumulative earnings	0	0	0
Investments in cash deposits - original maturities longer than 90 days			(200,205)
Proceeds from cash deposits - original maturities longer than 90 days			770,205
Intercompany accounts	462,500	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	462,500	0	428,610
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	122,500	(2,016,000)	(28,000)
Borrowings under bank credit facilities – maturities longer than 90 days		1,845,375	3,768,750
Repayments under bank credit facilities – maturities longer than 90 days		(1,845,375)	(3,768,750)
Issuance of long-term debt	0	500,000
Retirement of senior notes	(502,669)	(2,255,392)	(875,504)
Repayment of Borgata credit facility		0
Debt issuance costs	0	(29,871)	0
Issuance of MGM Growth Properties Class A shares in public offering	0	0	0
MGM Growth Properties Class A share issuance costs	0	0
Dividends paid to common shareholders	(252,014)
Acquisition of MGM China shares		(100,000)
MGP dividends paid to consolidated subsidiaries	0	0	0
Distributions to noncontrolling interest owners	0	0	0
Intercompany accounts	1,042,111	4,082,303	1,003,750
Purchases of common stock	(327,500)
Proceeds from issuance of redeemable noncontrolling interests		0	0
Other	(33,801)	(16,765)	(12,512)
Net cash provided by (used in) financing activities	48,627	164,275	87,734
Effect of exchange rate on cash	0	0	0
Cash and cash equivalents
Net increase (decrease) for the period	(73,125)	(438,861)	(260,652)
Change in cash related to assets held for sale			0
Balance, beginning of period	99,995	538,856	799,508
Balance, end of period	26,870	99,995	538,856
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	1,152,083	1,313,595	1,375,766
Cash flows from investing activities
Capital expenditures, net of construction payable	(482,024)	(290,455)	(353,245)
Dispositions of property and equipment	502	1,940	7,901
Proceeds from partial disposition of investment in unconsolidated affiliate		15,000
Proceeds from sale of business units and investment in unconsolidated affiliate			92,207
Investments in and advances to unconsolidated affiliates	(16,727)	(3,633)	(54,672)
Distributions from unconsolidated affiliates in excess of cumulative earnings	301,211	542,097	201,612
Investments in cash deposits - original maturities longer than 90 days			0
Proceeds from cash deposits - original maturities longer than 90 days			0
Intercompany accounts	(1,186,942)	(1,562,442)	(1,059,181)
Other	(1,754)	(7,651)	(7,516)
Net cash provided by (used in) investing activities	(1,385,734)	(1,864,587)	(1,172,894)
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	0	4,094,850	0
Borrowings under bank credit facilities – maturities longer than 90 days		0	0
Repayments under bank credit facilities – maturities longer than 90 days		0	0
Issuance of long-term debt	0	0
Retirement of senior notes	0	(2,661)	0
Repayment of Borgata credit facility		(583,598)
Debt issuance costs	0	0	0
Issuance of MGM Growth Properties Class A shares in public offering	0	0	0
MGM Growth Properties Class A share issuance costs	0	0
Dividends paid to common shareholders	0
Acquisition of MGM China shares		0
MGP dividends paid to consolidated subsidiaries	0	0	0
Distributions to noncontrolling interest owners	0	0	0
Intercompany accounts	248,626	(2,954,054)	(158,021)
Purchases of common stock	0
Proceeds from issuance of redeemable noncontrolling interests		0	0
Other	(11,644)	0	0
Net cash provided by (used in) financing activities	236,982	554,537	(158,021)
Effect of exchange rate on cash	0	0	0
Cash and cash equivalents
Net increase (decrease) for the period	3,331	3,545	44,851
Change in cash related to assets held for sale			3,662
Balance, beginning of period	307,713	304,168	255,655
Balance, end of period	311,044	307,713	304,168
Reportable Legal Entities [Member] | Non-Guarantor MGP Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	482,578	297,781	(58,473)
Cash flows from investing activities
Capital expenditures, net of construction payable	(488)	(138,987)	(129,308)
Dispositions of property and equipment	0	0	0
Proceeds from partial disposition of investment in unconsolidated affiliate		0
Proceeds from sale of business units and investment in unconsolidated affiliate			0
Investments in and advances to unconsolidated affiliates	0	0	0
Distributions from unconsolidated affiliates in excess of cumulative earnings	0	0	0
Investments in cash deposits - original maturities longer than 90 days			0
Proceeds from cash deposits - original maturities longer than 90 days			0
Intercompany accounts	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	(462,988)	(138,987)	(129,308)
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	(466,875)	(2,411,600)	0
Borrowings under bank credit facilities – maturities longer than 90 days		0	0
Repayments under bank credit facilities – maturities longer than 90 days		0	0
Issuance of long-term debt	350,000	1,550,000
Retirement of senior notes	0	0	0
Repayment of Borgata credit facility		0
Debt issuance costs	(5,598)	(77,163)	0
Issuance of MGM Growth Properties Class A shares in public offering	404,685	1,207,500	0
MGM Growth Properties Class A share issuance costs	(17,137)	(75,032)
Dividends paid to common shareholders	0
Acquisition of MGM China shares		0
MGP dividends paid to consolidated subsidiaries	(290,091)	(113,414)	0
Distributions to noncontrolling interest owners	(95,344)	(37,415)	0
Intercompany accounts	0	158,822	187,781
Purchases of common stock	0
Proceeds from issuance of redeemable noncontrolling interests		0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(120,360)	201,698	187,781
Effect of exchange rate on cash	0	0	0
Cash and cash equivalents
Net increase (decrease) for the period	(100,770)	360,492	0
Change in cash related to assets held for sale			0
Balance, beginning of period	360,492	0	0
Balance, end of period	259,722	360,492	0
Reportable Legal Entities [Member] | Non-Guarantor Other Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	1,156,002	525,732	464,782
Cash flows from investing activities
Capital expenditures, net of construction payable	(1,381,570)	(1,833,031)	(984,266)
Dispositions of property and equipment	216	2,004	131
Proceeds from partial disposition of investment in unconsolidated affiliate		0
Proceeds from sale of business units and investment in unconsolidated affiliate			0
Investments in and advances to unconsolidated affiliates	0	0	0
Distributions from unconsolidated affiliates in excess of cumulative earnings	0	0	0
Investments in cash deposits - original maturities longer than 90 days			0
Proceeds from cash deposits - original maturities longer than 90 days			0
Intercompany accounts	0	0	0
Other	42	(4,045)	3,488
Net cash provided by (used in) investing activities	(1,381,312)	(1,835,072)	(980,647)
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	359,376	823,782	1,005,275
Borrowings under bank credit facilities – maturities longer than 90 days		0	1,350,000
Repayments under bank credit facilities – maturities longer than 90 days		0	(1,350,000)
Issuance of long-term debt	0	0
Retirement of senior notes	0	0	0
Repayment of Borgata credit facility		0
Debt issuance costs	(4,379)	(32,550)	(46,170)
Issuance of MGM Growth Properties Class A shares in public offering	0	0	0
MGM Growth Properties Class A share issuance costs	0	0
Dividends paid to common shareholders	0
Acquisition of MGM China shares		0
MGP dividends paid to consolidated subsidiaries	0	0	0
Distributions to noncontrolling interest owners	(75,058)	(65,952)	(307,227)
Intercompany accounts	186,296	388,785	25,671
Purchases of common stock	0
Proceeds from issuance of redeemable noncontrolling interests		47,325	6,250
Other	(13,320)	(36)	9
Net cash provided by (used in) financing activities	452,915	1,161,354	683,808
Effect of exchange rate on cash	(3,627)	(921)	793
Cash and cash equivalents
Net increase (decrease) for the period	223,978	(148,907)	168,736
Change in cash related to assets held for sale			0
Balance, beginning of period	678,381	827,288	658,552
Balance, end of period	902,359	678,381	827,288
Reportable Legal Entities [Member] | National Harbor [Member] | Parent [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	0
Reportable Legal Entities [Member] | National Harbor [Member] | Guarantor Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	0
Reportable Legal Entities [Member] | National Harbor [Member] | Non-Guarantor MGP Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	(462,500)
Reportable Legal Entities [Member] | National Harbor [Member] | Non-Guarantor Other Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	0
Reportable Legal Entities [Member] | Borgata [Member] | Parent [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		0
Reportable Legal Entities [Member] | Borgata [Member] | Guarantor Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		(559,443)
Reportable Legal Entities [Member] | Borgata [Member] | Non-Guarantor MGP Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		0
Reportable Legal Entities [Member] | Borgata [Member] | Non-Guarantor Other Subsidiaries [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		0
Consolidation, Eliminations
Cash flows from operating activities
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities
Capital expenditures, net of construction payable	0	0	0
Dispositions of property and equipment	0	0	0
Proceeds from partial disposition of investment in unconsolidated affiliate		0
Proceeds from sale of business units and investment in unconsolidated affiliate			0
Investments in and advances to unconsolidated affiliates	0	0	0
Distributions from unconsolidated affiliates in excess of cumulative earnings	0	0	0
Investments in cash deposits - original maturities longer than 90 days			0
Proceeds from cash deposits - original maturities longer than 90 days			0
Intercompany accounts	724,442	1,562,442	1,059,181
Other	0	0	0
Net cash provided by (used in) investing activities	1,186,942	1,562,442	1,059,181
Cash flows from financing activities
Net borrowings under bank credit facilities – maturities of 90 days or less	0	0	0
Borrowings under bank credit facilities – maturities longer than 90 days		0	0
Repayments under bank credit facilities – maturities longer than 90 days		0	0
Issuance of long-term debt	0	0
Retirement of senior notes	0	0	0
Repayment of Borgata credit facility		0
Debt issuance costs	0	0	0
Issuance of MGM Growth Properties Class A shares in public offering	0	0	0
MGM Growth Properties Class A share issuance costs	0	0
Dividends paid to common shareholders	0
Acquisition of MGM China shares		0
MGP dividends paid to consolidated subsidiaries	290,091	113,414	0
Distributions to noncontrolling interest owners	0	0	0
Intercompany accounts	(1,477,033)	(1,675,856)	(1,059,181)
Purchases of common stock	0
Proceeds from issuance of redeemable noncontrolling interests		0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(1,186,942)	(1,562,442)	(1,059,181)
Effect of exchange rate on cash	0	0	0
Cash and cash equivalents
Net increase (decrease) for the period	0	0	0
Change in cash related to assets held for sale			0
Balance, beginning of period	0	0	0
Balance, end of period	0	0	$ 0
Consolidation, Eliminations | National Harbor [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	$ 462,500
Consolidation, Eliminations | Borgata [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		$ 0